Critical Accounting Judgments and Key Sources of Estimation Uncertainty (Details)	12 Months Ended
Dec. 31, 2023 $ / T
Property, plant and equipment
Period of estimation of daily hire based on prevailing spot and time charter market at date of report	5 years
Term between special survey/dry-docking until vessel reaches 10 years of age	5 years
Term between special survey/dry-docking after vessel reaches 10 years of age	2 years 6 months
Vessels' cost
Property, plant and equipment
Useful life of vessel	25 years
Scrap rate per ton of lightweight steel	400